Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of income taxes relating to income from continuing operations

	Year Ended December 31,
	2013	2012	2011
Current:
Federal	$6.8	$(17.5)	$15.0
State and local	5.0	1.1	3.5
Foreign	33.8	26.5	4.9
Total current	45.6	10.1	23.4
Deferred:
Federal	71.3	70.1	34.2
State and local	9.5	11.8	0.9
Foreign	(3.2)	1.4	12.1
Total deferred	77.6	83.3	47.2
Income taxes relating to continuing operations	$123.2	$93.4	$70.6

Schedule of reconciliation of income taxes from continuing operations at federal statutory rate

	Year Ended December 31,
	2013	2012	2011
Income taxes relating to continuing operations at federal statutory rate of 35%	$130.4	$100.7	$85.8
State and local income taxes, net of federal taxes	8.5	7.0	1.7
Foreign	(15.7)	(12.2)	(0.9)
Uncertain tax positions	(0.2)	(1.4)	(16.1)
Other	0.2	(0.7)	0.1
Income taxes relating to continuing operations	$123.2	$93.4	$70.6

Schedule of components of deferred tax assets and liabilities

	2013	2012
Deferred Tax Assets
Accrued liabilities	$61.8	$51.2
Net operating loss carryforwards	13.7	14.1
Interest rate swap	3.1	5.7
Other	12.4	3.4
Total deferred tax assets	91.0	74.4
Valuation allowance	(14.6)	(14.6)
Net deferred tax assets	76.4	59.8
Deferred Tax Liabilities
Depreciation and amortization	(175.9)	(136.5)
Partnership investments	(219.0)	(178.6)
Convertible notes	(12.5)	(12.5)
Other	(1.3)	(0.5)
Total deferred tax liabilities	(408.7)	(328.1)
Net deferred tax liabilities	$(332.3)	$(268.3)

Schedule of movement in uncertain tax positions
	2013	2012	2011
Uncertain tax positions — January 1	$14.7	$14.9	$36.1
Gross increase — tax position in prior periods	0.3	1.3	0.7
Gross decrease — tax position in prior periods	(0.8)	(0.8)	(19.1)
Gross increase — current period tax position	0.1	—	—
Settlements	(0.4)	(0.9)	(2.2)
Lapse in statute of limitations	(0.1)	(0.3)	(0.5)
Foreign exchange	0.2	0.5	(0.1)
Uncertain tax positions — December 31	$14.0	$14.7	$14.9